Emergence From Chapter 11 Cases (Reorganization Items) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 03, 2016	Oct. 02, 2016	Dec. 31, 2015
Gain on reorganization adjustments (Note 6)	$ (24,252)
Other	$ (14)
Predecessor
Gain on reorganization adjustments (Note 6)		$ (24,252)	$ 0
Loss from the adoption of fresh start reporting		2,013	0
Expenses related to legal advisory and representation services		55	141
Expenses related to other professional consulting and advisory services		39	69
Contract claims adjustments		13	54
Noncash adjustment for estimated allowed claims related to debt		0	896
Adjustment to affiliate claims pursuant to Settlement Agreement		0	(635)
Gain on settlement of debt held by affiliates		0	(382)
Gain on settlement of interest on debt held by affiliates		0	(20)
Sponsor management agreement settlement		0	(19)
Contract assumption adjustments		0	(14)
Fees associated with extension/completion of the DIP Facility		0	9
Other		11	2
Total reorganization items		$ (22,121)	$ 101